THE SARATOGA ADVANTAGE TRUST

MID CAPITALIZATON PORTFOLIO

Class I Shares (Ticker: SMIPX)

Supplement dated November 1, 2013 to the Class I Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, beginning on page 23 of the Prospectus.   The sub-section entitled “Adviser” located on page 27 is deleted in its entirety and replaced with the following:

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team that consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.    Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006, Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

MID CAPITALIZATON PORTFOLIO

Class A Shares (Ticker: SPMAX)

Supplement dated November 1, 2013 to the Class A Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, beginning on page 25 of the Prospectus.   The sub-section entitled “Adviser” located on page 30 is deleted in its entirety and replaced with the following:

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team that consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.    Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006, Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

MID CAPITALIZATON PORTFOLIO

Class C Shares (Ticker: SPMCX)

Supplement dated November 1, 2013 to the Class C Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, beginning on page 26 of the Prospectus.   The sub-section entitled “Adviser” located on page 31 is deleted in its entirety and replaced with the following:

Adviser:  Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Adviser”) has served as the Adviser to the Portfolio since April 2006.  The Portfolio is advised by Vaughan Nelson’s Mid Cap Value team that consists of portfolio managers and analysts.  The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis G. Alff, CFA (lead portfolio manager), Chad D. Fargason, PhD, Chris D. Wallis, CFA and Scott J. Weber, CFA.    Dennis G. Alff, Senior Portfolio Manager, joined Vaughan Nelson in April 2006.  Dr. Fargason, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2013 and has served the Portfolio as a Senior Portfolio Manager since November 2013; prior to joining Vaughan Nelson, Dr. Fargason was a Director at KKR & Co. from 2003 to 2013.  Chris D. Wallis CEO/CIO has been associated with Vaughan Nelson since 1999.  Scott J. Weber, Senior Portfolio Manager, has been associated with Vaughan Nelson since 2003.  Messrs. Alff and Wallis have served the Portfolio as Senior Portfolio Managers since April 2006, Mr. Weber has served the Portfolio as Senior Portfolio Manager since November 2006.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 1, 2013

to the

Statement of Additional Information Dated December 31, 2012 of the Saratoga Advantage Trust

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 69 in the Statement of Information (“SAI”).

The information below, which is provided as of September 30, 2013, is added to the table under the sub-heading “Other Accounts Managed”:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Chad D. Fargason, PhD Vaughan Nelson Investment Management, L.P.	Mid Capitalization Portfolio	0	$0	3	$143	265	$5,139	$5,139

The information below, which is provided as of September 30, 2013, is added to the table under the sub-heading “Ownership of Securities”:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Chad D. Fargason, PhD	Mid Capitalization Portfolio	None

Please retain this supplement for future reference.